Subordinated debt (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subordinated debt
Balance		R$ 49,313,508	R$ 53,643,444	R$ 50,179,401
In Brazil
Subordinated debt
Balance	[1]	38,185,713	40,002,257
In Brazil | Maturity: 2019 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance	[2]	0	39,261
In Brazil | Maturity: 2019 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		0	3,490,180
In Brazil | Maturity: 2019 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[2]	0	31,742
In Brazil | Maturity: 2020 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		3,288	3,038
In Brazil | Maturity: 2020 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		64,624	59,398
In Brazil | Maturity: 2022 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		118,117	108,467
In Brazil | Maturity: 2022 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		6,426,671	6,010,103
In Brazil | Maturity: 2023 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		1,225,020	1,146,189
In Brazil | Maturity: 2023 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		1,958,936	1,829,083
In Brazil | Maturity: 2023 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		2,671,282	2,464,978
In Brazil | Maturity: 2024 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		87,316	80,479
In Brazil | Maturity: 2024 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		186,376	172,590
In Brazil | Maturity: 2024 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		8,375	7,444
In Brazil | Maturity: 2025 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		518,242	451,136
In Brazil | Maturity: 2025 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		5,943,283	5,578,707
In Brazil | Maturity: 2025 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		6,424,128	6,427,806
In Brazil | Maturity: 2025 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		525,232	491,031
In Brazil | Maturity: 2021 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		49,621	44,962
In Brazil | Maturity: 2021 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		2,364	2,192
In Brazil | Maturity: 2021 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		14,999	14,064
In Brazil | Maturity: 2026 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		523,687	480,443
In Brazil | Maturity: 2026 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		952,807	894,417
In Brazil | Maturity: 2026 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		5,009	4,622
In Brazil | Maturity: 2027 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		319,582	295,946
In Brazil | Maturity: 2027 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		159,920	149,211
In Brazil | Maturity: 2027 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		62,776	58,346
In Brazil | Maturity: 2028 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		282,192	257,524
In Brazil | Maturity: 2028 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		91,899	84,304
In Brazil | Maturity: Perpetual | Financial bills:
Subordinated debt
Balance		9,559,967	9,254,743
In Brazil | Subordinated CDB: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance	[2]	0	69,851
Overseas:
Subordinated debt
Balance		11,127,795	13,641,187
Overseas: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance	[2]	0	2,953,103
Overseas: | Maturity: 2022 | Original term in years: 11
Subordinated debt
Balance		4,508,175	4,332,470
Overseas: | Maturity: 2021 | Original term in years: 11
Subordinated debt
Balance		6,619,620	R$ 6,355,614
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance	[2]	0
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[2]	3,172,835
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[2]	0
Nominal amount | In Brazil | Maturity: 2020 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		1,700
Nominal amount | In Brazil | Maturity: 2020 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		28,556
Nominal amount | In Brazil | Maturity: 2022 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		54,143
Nominal amount | In Brazil | Maturity: 2022 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		4,305,011
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		688,064
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		1,359,452
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		1,706,846
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		67,450
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		136,695
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		4,924
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		284,137
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		5,425,906
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		6,193,653
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		400,944
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		19,200
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		1,236
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		7,000
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		361,196
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		870,300
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		3,400
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		258,743
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		144,900
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		47,046
Nominal amount | In Brazil | Maturity: 2028 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		248,300
Nominal amount | In Brazil | Maturity: 2028 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		74,764
Nominal amount | In Brazil | Maturity: Perpetual | Financial bills:
Subordinated debt
Balance		9,201,200
Nominal amount | In Brazil | Subordinated CDB: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance	[2]	20,000
Nominal amount | Overseas: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance	[2]	0
Nominal amount | Overseas: | Maturity: 2022 | Original term in years: 11
Subordinated debt
Balance		4,433,770
Nominal amount | Overseas: | Maturity: 2021 | Original term in years: 11
Subordinated debt
Balance		R$ 6,449,120

[1]	It includes the amount of R$36,707,680 thousand (2018 - R$34,992,913 thousand), referring to subordinated debts recognized in 'Eligible Debt Capital Instruments'.
[2]	Subordinated debt transactions that matured in 2019;